Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2014	2013
Net operating losses	$19,000,000	$17,300,000
Less: valuation allowance	(19,000,000)	(17,300,000)
Net deferred tax assets	$-	$-